Related party transactions - Interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Related party transactions
Interest income	$ 1,639	$ 7
Associates
Related party transactions
Interest income	1,404
Castcrown Ltd
Related party transactions
Interest income	325
MX Capital Ltd
Related party transactions
Interest income	$ 1,079